ORGANIZATION - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 28, 2022 $ / shares	Dec. 31, 2021 € / shares	Sep. 15, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue recognized	$ 22,500				$ 307,500
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001				$ 0.0001
Stockholders' Equity, Reverse Stock Split	Following the Reverse Stock Split, the Company’s issued and outstanding shares of Common Stock were decreased from approximately 23.74 billion pre-split shares to 4.81 million post-split shares. In connection with the Reverse Stock Split effectiveness, the number of authorized shares of the Company's Common Stock were decreased from 30 billion to 500 million shares
Subsequent Event
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value (in dollars per share) | $ / shares		$ 0.0001
Joint Venture
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares required to purchase under joint venture | shares	17,500
Share purchase price per share | € / shares			€ 1
Joint Venture | Co-venturer
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Minority stake percentage	30.00%
Long Term Supply And Joint Development Agreement | Product
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Revenue recognized	$ 40,000
Maximum | Long Term Supply And Joint Development Agreement
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Non-recurring engineering fees receivable				$ 4,000,000
Milestones receivable				$ 13,500,000